Additional Financial Information Supplemental Statements of Stockholders' Equity Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Issuance of preferred stock, shares	20,000,000	20,000,000
Proceeds from issuance of preferred stock	$ 0	$ 0	$ 982
Annual dividend rate	5.50%	5.50%
Preferred Stock [Member]
Class of Stock [Line Items]
Annual dividend rate			5.50%
Liquidation preference per share			$ 50
Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares issued upon conversion			1.6119
Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued upon conversion			1.9342
Parent [Member]
Class of Stock [Line Items]
Proceeds from issuance of preferred stock			$ 982
Parent [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of preferred stock, shares			20,000,000
Proceeds from issuance of preferred stock			$ 982